Deferred Cost	6 Months Ended
Sep. 30, 2021
Deferred Cost [Abstract]
DEFERRED COST

NOTE 6 – DEFERRED COST

As of September 30, 2021 and March 31, 2021, deferred cost of $0 and $547,807 represent the financing costs the Company paid to third-parties for the next round financing, respectively.